PRINCIPAL ACCOUNTING POLICIES (summarizes the impact of adopting ASC 606 on the Company's Consolidation Statements of Operations) (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Total revenues	¥ 29,746,287,759	$ 4,272,786,888	¥ 25,042,613,341	¥ 26,472,943,454
Income from continuing operations before income taxes	1,251,186,211	179,721,652	407,375,203	148,875,037
Income tax expenses	(277,979,001)	(39,929,185)	(4,409,523)	(4,628,003)
Net income	924,352,495	$ 132,774,926	405,575,533	¥ 142,191,365
Current assets:
Accounts receivable, net - third parties	5,266,350,650		5,436,370,691		$ 756,463,939
Non-current assets:
Deferred tax assets	271,286,263		338,069,324		38,967,833
Shareholders' equity:
Retained earnings	¥ 3,981,660,004		3,202,528,312		$ 571,929,674
Calculated under Revenue Guidance in Effect before Topic 606 [Member]
Total revenues			25,015,058,894
Income from continuing operations before income taxes			379,820,756
Income tax expenses			(8,542,690)
Net income			382,154,253
Current assets:
Accounts receivable, net - third parties			5,408,816,244
Non-current assets:
Deferred tax assets			342,202,491
Shareholders' equity:
Retained earnings			3,179,107,032
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Total revenues			27,554,447
Income from continuing operations before income taxes			27,554,447
Income tax expenses			(4,133,167)
Net income			23,421,280
Current assets:
Accounts receivable, net - third parties			27,554,447
Non-current assets:
Deferred tax assets			(4,133,167)
Shareholders' equity:
Retained earnings			¥ 23,421,280